SUPPLEMENT DATED AUGUST 30, 2004 TO THE
                                                    PROSPECTUS DATED MAY 3, 2004

                                                       PIONEER ANNUISTAR ANNUITY
                                                 PIONEER ANNUISTAR VALUE ANNUITY
                                                  PIONEER ANNUISTAR PLUS ANNUITY
                TRAVELERS LIFE & ANNUITY PIONEER ANNUISTAR FLEX VARIABLE ANNUITY


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Annuity contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The Guaranteed Minimum Accumulation Benefit ("GMAB") rider is offered effective August 30, 2004.


August 2004                                                              L-24403


                                                                   16219-00-0804